Revenue by Product (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenues	$ 9,230	$ 4,676	$ 17,164	$ 7,398	$ 28,657	$ 15,290	$ 13,440
3D Printing Machines [Member]
Revenue from External Customer [Line Items]
Revenues					15,668	5,406	5,622
3D Printed Parts, Materials, and Other Services [Member]
Revenue from External Customer [Line Items]
Revenues					$ 12,989	$ 9,884	$ 7,818